As filed with the Securities and Exchange Commission on February 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedules of Investments.

Alpha Defensive Alternatives Fund
Schedule of Investments
at December 31, 2014 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 75.41%
395,689	AQR Multi-Strategy Alternative Fund - Institutional Class	$3,861,928
219,590	Avenue Credit Strategies Fund - Institutional Class	2,364,987
199,252	BlackRock Global Long/Short Equity Fund - Institutional Class *	2,363,131
272,571	Deutsche Global Infrastructure Fund - Institutional Class	4,061,302
276,585	Gotham Neutral Fund - Institutional Class *	3,034,136
331,341	John Hancock Funds II - Absolute Return Currency Fund - Institutional Class *	3,015,207
258,145	John Hancock Funds II - Global Absolute Return Strategies Fund - Institutional Class	2,821,526
240,781	Osterweis Strategic Income Fund	2,742,499
154,577	Scout Unconstrained Bond Fund - Institutional Class	1,737,441
	TOTAL ALTERNATIVE FUNDS (Cost $26,379,677)	26,002,157

	EQUITY FUNDS - 11.54%
270,763	Westwood Income Opportunity Fund - Institutional Class	3,980,216
	TOTAL EQUITY FUNDS (Cost $3,400,121)	3,980,216

	FIXED INCOME FUNDS - 11.85%
240,422	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Class	2,478,751
127,994	Templeton Global Total Return Fund - Advisor Class	1,606,328
	TOTAL FIXED INCOME FUNDS (Cost $4,245,167)	4,085,079

	MONEY MARKET FUNDS - 1.18%
406,904	Invesco STIT Liquid Assets Portfolio - Institutional Class, 0.07% +	406,904
	TOTAL MONEY MARKET FUNDS (Cost $406,904)	406,904
	Total Investments (Cost $34,431,869) - 99.98%	34,474,356
	Other Assets in Excess of Liabilities - 0.02%	6,572
	NET ASSETS - 100.00%	$34,480,928

* Non-income producing security.
+ Rate shown is the 7-day annualized yield as of December 31, 2014.

Alpha Opportunistic Alternatives Fund
Schedule of Investments
at December 31, 2014 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 88.04%
385,207	AllianceBernstein Select U.S. Long/Short Portfolio - Institutional Class *	$4,564,699
615,050	AQR Style Premia Alternative Fund - Institutional Class ^	6,064,393
400,641	Goldman Sachs MLP Energy Infrastructure Fund - Institutional Class	4,663,462
204,861	Hotchkis and Wiley Value Opportunities Fund - Institutional Class ^	5,682,842
231,012	IVA Worldwide Fund - Institutional Class	4,035,772
2,026,687	PIMCO Stockplus AR Short Strategy Fund - Institutional Class	4,843,781
173,555	Rivernorth Core Opportunity Fund - Class R	2,089,598
309,947	Robeco Boston Partners Long/Short Equity Fund - Institutional Class *	6,109,062
478,131	Third Avenue Focused Credit Fund - Institutional Class	4,628,305
1,669,952	Wasatch Frontier Emerging Small Countries Fund - Investor Class	5,176,851
320,789	Weitz Partners III Opportunity Fund - Institutional Class *	5,321,896
564,809	Western Asset Macro Opportunities Fund - Class I ^	6,009,570
	TOTAL ALTERNATIVE FUNDS (Cost $58,773,894)	59,190,231

	EQUITY FUNDS - 5.66%
1,189,495	Grandeur Peak Global Opportunities Fund - Institutional Class	3,806,384
	TOTAL EQUITY FUNDS (Cost $3,223,446)	3,806,384

	EXCHANGE-TRADED FUNDS - 4.77%
280,000	iShares Gold Trust *	3,203,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,194,809)	3,203,200

	MONEY MARKET FUNDS - 1.15%
773,958	Invesco STIT Liquid Assets Portfolio - Institutional Class, 0.07% +	773,958
	TOTAL MONEY MARKET FUNDS (Cost $773,958)	773,958
	Total Investments (Cost $65,966,107) - 99.62%	66,973,773
	Other Assets in Excess of Liabilities - 0.38%	253,956
	NET ASSETS - 100.00%	$67,227,729

* Non-income producing security.
+ Rate shown is the 7-day annualized yield as of December 31, 2014.
ˆ A portion of this security is considered illiquid. The fair value of all illiquid portions total $3,154,461, which represents 4.69% of total net assets.

Alpha Capital Funds
Notes to Schedules of Investments
December 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The Alpha Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2014:

Alpha Defensive Alternatives Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$26,002,157	$-	$-	$26,002,157
Equity Funds	3,980,216	-	-	3,980,216
Fixed Income Funds	4,085,079	-	-	4,085,079
Money Market Funds	406,904	-	-	406,904
Total Investments	$34,474,356	$-	$-	$34,474,356

Alpha Opportunistic Alternatives Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$59,190,231	$-	$-	$59,190,231
Equity Funds	3,806,384	-	-	3,806,384
Exchange-Traded Funds	3,203,200	-	-	3,203,200
Money Market Funds	773,958	-	-	773,958
Total Investments	$66,973,773	$-	$-	$66,973,773

Refer to the Funds’ Schedules of Investments for a detailed break-out of securities.  Transfers between levels are recognized at December 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Alpha Defensive Alternatives Fund

Cost of investments	$34,615,162

Gross unrealized appreciation	$1,022,434
Gross unrealized depreciation	(1,163,240)
Net unrealized depreciation	$(140,806)

Alpha Opportunistic Alternatives Fund

Cost of investments	$67,025,061

Gross unrealized appreciation	$2,711,831
Gross unrealized depreciation	(2,763,119)
Net unrealized depreciation	$(51,288)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 2/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 2/17/2015

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 2/17/2015

* Print the name and title of each signing officer under his or her signature.